October 1, 2002

Keith O'Connell
Securities & Exchange Commission
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: T. Rowe Price Corporate Income Fund, Inc.
  File Nos.: 033-62275/811-07353; PEA No.: 8
  T. Rowe Price GNMA Fund
  File Nos.: 033-01041/811-4441; PEA No.: 25
  T. Rowe Price High Yield Fund, Inc.
    T. Rowe Price High Yield Fund-Advisor Class
  File Nos.: 002-93707/811-4119; PEA No.: 29
  T. Rowe Price Institutional Income Funds, Inc.
    T. Rowe Price Institutional High Yield Fund
  File Nos.: 333-84634/811-21055; PEA No.: 1
  T. Rowe Price New Income Fund, Inc.
  File Nos.: 002-48848/811-2396; PEA No.: 54
  T. Rowe Price Personal Strategy Funds, Inc.
   T. Rowe Price Personal Strategy Balanced Fund
    T. Rowe Price Personal Strategy Growth Fund
    T. Rowe Price Personal Strategy Income Fund
  File Nos.: 033-53675/811-07173; PEA No.: 9
  T. Rowe Price Prime Reserve Fund, Inc.
    T. Rowe Price Prime Reserve Fund-PLUS Class
  File Nos.: 002-54926/811-2603; PEA No.: 56
  T. Rowe Price Short-Term Bond Fund, Inc.
  File Nos.: 002-87568/811-3894; PEA No.: 29
  T. Rowe Price U.S. Treasury Funds, Inc.
    U.S. Treasury Intermediate Fund
    U.S. Treasury Long-Term Fund
    U.S. Treasury Money Fund
  File Nos.: 033-30531/811-5860; PEA No.: 20

Dear Mr. O'Connell:

This letter will serve as our filing under Rule 497(j) of the Securities Act of 1933. In accordance therewith, there have been no changes to the Funds' Prospectuses and Statement of Additional Information that were filed under Rule 485(b) on September 27, 2002.

The Prospectuses and Statement of Additional Information went effective automatically on October 1, 2002.

If you have any questions, please contact me at 410-345-4981.

Sincerely,


/s/Tawanda L. Cottman
Tawanda L. Cottman